UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22210

Partners Group Private Equity, LLC

(Exact name of registrant as specified in charter)

c/o Partners Group (USA) Inc.

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Address of principal executive offices) (Zip code)

Brooks Lindberg, CCO

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Name and address of agent for service)

registrant's telephone number, including area code: (212) 908-2600

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

PARTNERS GROUP PRIVATE EQUITY, LLC

(a Delaware Limited Liability Company)

Financial Statements

For the Six Months Ended September 30, 2012

(Unaudited)

(Including the Financial Statements of the Partners Group Private Equity (Master Fund), LLC)

PARTNERS GROUP PRIVATE EQUITY, LLC

(a Delaware Limited Liability Company)

For the Six Months Ended September 30, 2012

(Unaudited)

PARTNERS GROUP PRIVATE EQUITY, LLC
(a Delaware Limited Liability Company)
Statement of Assets, Liabilities and Members' Equity - September 30, 2012 (Unaudited)

Assets
Investment in Partners Group Private Equity (Master Fund), LLC, at fair value (cost $239,719,301)	$273,959,925
Receivable for interests repurchased by Partners Group Private Equity (Master Fund), LLC	3,607,174
Interest receivable	24

Total Assets	$277,567,123

Liabilities
Repurchase amounts payable	$3,607,185
Servicing fees payable	162,112
Accounting and administration fees payable	29,710
Professional fees payable	12,250
Custodian fees payable	1,210
Registration fees payable	750
Other expenses payable	22,914

Total Liabilities	$3,836,131

Members' Equity	$273,730,992

Members' Equity consists of:
Members' Equity Paid-in	$245,634,989
Accumulated net investment income	122,829
Accumulated net realized gain on investments, forward foreign currency contracts and foreign currency translation	7,611,853
Accumulated net unrealized appreciation on investments, forward foreign currency contracts and foreign currency translation	23,784,002
Accumulated Adviser's Incentive Allocation	(3,422,681)

Total Members' Equity	$273,730,992

Number of Outstanding Units	203,476

Net Asset Value per Unit	$1,345.27

The accompanying notes are an integral part of these Financial Statements.

1

PARTNERS GROUP PRIVATE EQUITY, LLC
(a Delaware Limited Liability Company)
Statement of Operations
For the Six Months Ended September 30, 2012 (Unaudited)

Fund Investment Income	$81

Fund Operating Expenses
Servicing fees	866,732
Accounting and administration fees	84,918
Professional fees	3,500
Custodian fees	1,210
Registration fees	750
Other expenses	26,000
Total Operating Expenses	983,110

Investment Income Allocated from Partners Group Private Equity (Master Fund), LLC
Interest	3,150,874
Expenses	(1,926,332)
Total Investment Income Allocated from Partners Group Private Equity (Master Fund), LLC	1,224,542

Net Investment Income	241,513

Net Realized Gain (Loss) and Change in Unrealized Appreciation on Investments, Forward Foreign Currency Contracts and Foreign Currency Allocated from Partners Group Private Equity (Master Fund), LLC
Net realized gain from investments and forward foreign currency contracts	1,148,349
Net realized loss on foreign currency translation	(19)
Net realized gain distributions from Private Equity Investments	2,751,430
Net change in accumulated unrealized appreciation on investments, forward foreign currency contracts and foreign currency translation	8,142,606

Net Realized Gain (Loss) and Change in Unrealized Appreciation on Investments, Forward Foreign Currency Contracts and Foreign Currency Allocated from Partners Group Private Equity (Master Fund), LLC	12,042,366

Adviser's Incentive Fee Allocated from Partners Group Private Equity (Master Fund), LLC	(1,324,665)

Net Increase in Members' Equity from Operations	$10,959,214

The accompanying notes are an integral part of these Financial Statements.

2

PARTNERS GROUP PRIVATE EQUITY, LLC
(a Delaware Limited Liability Company)
Statements of Changes in Members' Equity
For the Periods Ended March 31, 2012 and September 30, 2012 (Unaudited)

Members'
Equity

Members' Equity at March 31, 2011	$82,693,573
Capital contributions	113,449,281
Capital tenders	(5,323,866)
Repurchase fees	12,466
Net investment income	346,796
Net realized gain from investments and forward foreign currency contracts	503,831
Net realized gain on foreign currency translation	51,667
Net realized gain distributions from Private Equity Investments	2,248,285
Net change in accumulated unrealized appreciation on investments, forward foreign currency contracts and foreign currency translation	7,868,458
Adviser's Incentive Fee Allocation	(1,233,533)
Members' Equity at March 31, 2012	$200,616,958
Capital contributions	70,340,851
Capital tenders	(8,187,389)
Repurchase fees	1,358
Net investment income	241,513
Net realized gain from investments and forward foreign currency contracts	1,148,349
Net realized loss on foreign currency translation	(19)
Net realized gain distributions from Private Equity Investments	2,751,430
Net change in accumulated unrealized appreciation on investments, forward foreign currency contracts and foreign currency translation	8,142,606
Adviser's Incentive Fee Allocation	(1,324,665)
Members' Equity at September 30, 2012	$273,730,992

Units outstanding at March 31, 2011	69,005
Units sold	91,306
Units redeemed	(4,250)
Units outstanding at March 31, 2012	156,061
Units sold	53,581
Units redeemed	(6,166)
Units outstanding at September 30, 2012	203,476

The accompanying notes are an integral part of these Financial Statements.

3

PARTNERS GROUP PRIVATE EQUITY, LLC
(a Delaware Limited Liability Company)
Statement of Cash Flows
For the Six Months Ended September 30, 2012 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Members' Equity from Operations	$10,959,214
Adjustments to reconcile Net Increase in Members' Equity from Operations to net cash used in operating activities:
Purchases of interests in Partners Group Private Equity (Master Fund), LLC	(62,154,820)
Net investment income allocated from Partners Group Private Equity (Master Fund), LLC	(1,224,542)
Net realized gain from investments and forward foreign currency contracts allocated from Partners Group Private Equity (Master Fund), LLC	(1,148,349)
Net realized loss on foreign currency translation allocated from Partners Group Private Equity (Master Fund), LLC	19
Net realized gain distributions from Private Equity Investments allocated from Partners Group Private Equity (Master Fund), LLC	(2,751,430)
Net change in accumulated unrealized appreciation on investments, forward foreign currency contracts and foreign currency translation allocated from Partners Group Private Equity (Master Fund), LLC	(7,012,253)
Adviser's Incentive Fee allocated from Partners Group Private Equity (Master Fund), LLC	1,324,665
Increase in interest receivable	(19)
Increase in receivable for interests repurchased by the Partners Group Private Equity (Master Fund), LLC	(2,907,076)
Increase in professional fees payable	3,500
Decrease in servicing fees payable	(167,238)
Increase in accounting and administration fees payable	4,792
Increase in custodian fees payable	810
Decrease in registration fees payable	(2,350)
Increase in other expenses payable	13,179
Net Cash Used in Operating Activities	(65,061,898)

CASH FLOWS FROM FINANCING ACTIVITIES
Members' capital contributions	70,340,851
Members' capital tenders	(5,278,953)
Net Cash Provided by Financing Activities	65,061,898

Net change in cash and cash equivalents	-

Cash and cash equivalents at beginning of period	-
Cash and cash equivalents at End of Period	$-

The accompanying notes are an integral part of these Financial Statements.

4

PARTNERS GROUP PRIVATE EQUITY, LLC
(a Delaware Limited Liability Company)
Financial Highlights

					Period from
					Commencement
	Six Months Ended				of Operations-
	September 30, 2012		Year Ended	Year Ended	February 1, 2010 through
	(Unaudited)		March 31, 2012	March 31, 2011	March 31, 2010
Per Unit Operating Performances (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$1,285.50		$1,198.36	$1,048.52	$1,000.00	(2)

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	1.36		5.99	(2.89)	(3.86)
Net realized and unrealized gain on investments	58.41		81.15	152.73	52.38

Net Increase in Members' Equity from Operations	59.77		87.14	149.84	48.52

DISTRIBUTIONS TO MEMBERS:
Net change in Members' Equity due to distributions to Members	-		-	-	-

NET ASSET VALUE, END OF PERIOD	$1,345.27		$1,285.50	$1,198.36	$1,048.52

TOTAL RETURN (3)	4.65	%(6)	7.26%	14.11%	4.85	%(6)

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period in thousands (000's)	273,731		200,617	82,694	6,486
Net investment income (loss) to average net assets, excluding Incentive Allocation	0.20	%(7)	0.24%	(1.03)%	(2.57	)%(7)
Ratio of gross expenses to average net assets, excluding Incentive Allocation (4)	2.42	%(7)	2.49%	3.40%	6.11	%(7)(8)
Ratio of expense recoupment (waiver) to average net assets	0.00	%(7)	0.07%	(0.40)%	(3.32)%
Ratio of net expenses to average net assets, excluding Incentive Allocation (5)	2.42	%(7)	2.56%	3.00%	2.79	%(7)(8)
Ratio of Incentive Allocation to average net assets	0.55	%(6)	0.87%	1.94%	0.57	%(6)
Portfolio Turnover	7.89	%(6)	8.39%	5.71%	0.00%

(1)	Selected data for a unit of membership interest outstanding throughout the period.
(2)	The net asset value for the beginning period February 1, 2010 (Commencement of Operations) through March 31, 2010 represents the initial contribution per unit of $1,000.
(3)	Total investment return reflects the change in net asset value, inclusive of performance of the Fund adjusted for cash flows related to capital contributions or withdrawals during the period.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by the Adviser.
(5)	Effective February 1, 2010, the Fund is voluntarily capped at 3.0%. See note 2.e. for a more thorough Expense Limitation Agreement discussion.
(6)	Not annualized.
(7)	Annualized.
(8)	The organizational expenses are not annualized for the ratio calculation

The accompanying notes are an integral part of these Financial Statements.

5

Partners Group Private Equity, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2012 (unaudited)

1. Organization

Partners Group Private Equity, LLC (the “Fund”) was organized as a limited liability company under the laws of the State of Delaware on June 18, 2008 and commenced operations on February 1, 2010. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The objective of the Fund is to seek attractive long-term capital appreciation by investing in a diversified portfolio of private equity investments. To achieve its objective, the Fund will invest substantially all of its assets in limited liability company interests (“Interests”) in Partners Group Private Equity (Master Fund), LLC (the “Master Fund”), a limited liability company organized under the laws of the State of Delaware, which is also registered under the 1940 Act. The Master Fund is managed by Partners Group (USA) Inc. (the “Adviser”), an investment adviser registered under the Investment Advisers Act of 1940, as amended. A Board of Managers (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund. To the fullest extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or the Adviser. Units of limited liability company interests (“Units”) in the Fund are offered only to investors (“Members”) that represent that they are an “accredited investor” within the meaning of Rule 501 under the Securities Act of 1933, as amended, and a “qualified client” within the meaning of Rule 205-3 under the Investment Advisers Act of 1940, as amended. The Fund’s financial statements should be read in conjunction with the Master Fund’s financial statements, which are included as Appendix I.

At September 30, 2012, the Fund owned 53.46% of the Interests in the Master Fund.

2. Significant Accounting Policies

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a. Basis of Accounting

The Fund’s accounting and reporting policies conform with generally accepted accounting principles within the United States (“U.S. GAAP”).

b. Valuation of Investments

The Fund values its investment in the Master Fund at the net asset value of the Interests owned by the Fund in the Master Fund as such net asset value is determined by the Fund. Investments held by the Master Fund include direct, secondary and primary private equity investments (collectively, “Private Equity Investments”). The Master Fund values interests in the Private Equity Investments at fair value in accordance with procedures established by the Board and the Board of Managers of the Master Fund. Private Equity Investments are subject to the terms of their respective Private Equity Investments’ offering documents. Valuations of Private Equity Investments are subject to estimates and are net of management and performance incentive fees or allocations that may be payable pursuant to such offering documents.

c. Allocations from the Master Fund

In accordance with U.S. GAAP, the Fund records its allocated portion of income, expense, realized gains and losses and unrealized appreciation and depreciation allocated from the Master Fund.

d. Fund Level Income and Expenses

Interest income on any cash or cash equivalents held by the Fund is recognized on an accrual basis. Expenses that are specifically attributed to the Fund are accrued and charged to the Fund. Because the Fund bears its proportionate share of the management fees of the Master Fund, the Fund pays no direct management fee to the Adviser. Income and expenses are recorded on an accrual basis.

6

Partners Group Private Equity, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2012 (unaudited) (continued)

2. Significant Accounting Policies (continued)

e. Expense Limitation Agreement

Effective February 1, 2010, the Adviser has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund. The Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding taxes, interest, brokerage commissions, certain transaction-related expenses, extraordinary expenses, the Incentive Allocation (as defined below) and any acquired fund fees and expenses) do not exceed 3.00%, on an annualized basis (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain within the Expense Limit. The Expense Limitation Agreement may be terminated by the Adviser or the Fund upon thirty days’ written notice to the other party. As of September 30, 2012, there were no amounts waived or assumed that are subject for recoupment by Adviser.

f. Tax Basis Reporting

Because the Master Fund invests primarily in investments that are treated as partnerships for U.S. federal income tax purposes, the tax character of the Fund’s allocated earnings depends on the tax filings of the Private Equity Investments. Accordingly, the tax bases of these allocated earnings and the related balances are not available as of the reporting date.

g. Income Taxes

For U.S. federal income tax purposes, the Fund is treated as a partnership, and each Member in the Fund is treated as the owner of its allocated share of the net assets, income, expenses, and the realized and unrealized gains (losses) of the Fund. Accordingly, no federal, state or local income taxes are paid by the Fund on the income or gains of the Fund since the Members are individually liable for the taxes on their allocated share of such income or gains of the Fund.

The Fund has adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions. The Financial Accounting Standards Board (“FASB”) issued Accounting for Uncertainty in Income Taxes, which requires the Adviser to determine whether a tax position of the Fund is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority.

The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2012, the tax years from the year 2010 forward remain subject to examination by the major tax jurisdictions under the statute of limitations.

h. Cash and cash equivalents

Pending investment in the Master Fund, the Fund holds cash and cash equivalents, including amounts held in interest bearing deposit accounts.

At times, such amounts may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe that it is exposed to any significant credit risk on such accounts.

i. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in Members’ capital from operations during the reporting period. Actual results can differ from those estimates.

j. Recently Issued Accounting Pronouncements

In December 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU No. 2011-11 will have on the financial statement disclosures.

7

Partners Group Private Equity, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2012 (unaudited) (continued)

3. Fair Value Measurements

The Fund records its investment in the Master Fund at the net asset value of the Interests owned by the Fund in the Master Fund. The Interests in the Master Fund, in which the Fund invests, are considered a Level 3 security as defined under fair valuation accounting standards. The Master Fund’s disclosure with respect to investments held by the Master Fund under the three-tier hierarchy is discussed in the Notes to the Master Fund’s financial statements.

4. Allocation of Members’ Capital

Net profits or net losses of the Fund for each Allocation Period (as defined below) are allocated among and credited to or debited against the capital accounts of the Members. Each Allocation Period begins on the day after the last day of the preceding Allocation Period and ends at the close of business on the first to occur thereafter of: (1) the last day of a calendar month, (2) the last day of a taxable year, (3) the day preceding a day on which interests are purchased, (4) a day on which Units are repurchased by the Fund pursuant to tenders of Units by Members, or (5) a day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages.

The Fund maintains a separate capital account on its books for each Member. As of any date, the capital account of a Member shall be equal to the net asset value per Unit as of such date, multiplied by the number of Units held by such Member. Any amounts charged or debited against a Member’s capital account under the Fund’s ability to allocate special items, and to accrue reserves, other than among all Members in accordance with the number of Units held by each Member, shall be treated as a partial repurchase of such Member’s Units for no additional consideration as of the date on which the Board determines such charge or debit is required to be made, and such Member’s Units shall be reduced thereby as appropriately determined by the Fund. Any amounts credited to a Member’s capital account under the Fund’s ability to allocate special items and to accrue reserves, other than among all Members in accordance with the number of Units held by each such Member, shall be treated as an issuance of additional Units to such Member for no additional consideration as of the date on which the Board determines such credit is required to be made, and such Member’s Units shall be increased thereby as appropriately determined by the Fund. As of September 30, 2012, there have been no special items or accrued receivables allocated to Members’ capital accounts.

5. Subscriptions and Repurchase of Members’ Interests

Units are generally offered for purchase as of the first day of each calendar month, but may be offered more or less frequently as determined by the Board in its sole discretion.

The Board may, from time to time and in its sole discretion, cause the Fund to repurchase Units from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Units, the Board considers whether the Master Fund is making a contemporaneous repurchase offer for interests in the Master Fund, as well as a variety of other operational, business and economic factors. The Adviser anticipates recommending to the Master Fund’s Board of Managers that, under normal circumstances, the Master Fund conduct repurchase offers of no more than 5% of the Master Fund’s net assets quarterly on or about each January 1st, April 1st, July 1st and October 1st. It is anticipated that the Fund will generally conduct repurchase offers contemporaneously with repurchase offers conducted by the Master Fund. A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Units from a Member at any time prior to the day immediately preceding the one-year anniversary of the Member’s purchase of such Units.

6. Related Party Transactions and Other

The Fund pays the Adviser or one of its affiliates, in its capacity as the servicing agent (the “Servicing Agent”), a monthly servicing fee (the “Servicing Fee”), equal to 0.70% on an annualized basis of the Fund’s net asset value as of each month-end. The Servicing Fee is paid to the Servicing Agent out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund. For purposes of determining the Servicing Fee due to the Adviser for any month, net asset value is calculated prior to any reduction for any fees and expenses (of the Fund and the Master Fund) for that month, including, without limitation, the Servicing Fee payable for that month.

8

Partners Group Private Equity, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2012 (unaudited) (continued)

6. Related Party Transactions and Other (continued)

An incentive allocation (“Incentive Allocation”) is calculated at the Master Fund level and allocated to the Fund based on the Fund’s ownership interest in the Master Fund. The Incentive Allocation is equal to 10% of the excess, if any, of (i) the allocable share of the net profits of the Master Fund for the relevant period of each member of the Master Fund, including the Fund, over (ii) the then balance, if any, of that Member’s Loss Recovery Account (as defined below) will be debited from such Member’s capital account and credited to a capital account of the Adviser (or, to the extent permitted by applicable law, of an affiliate of the Adviser) in the Master Fund (the “Incentive Allocation Account”). The Incentive Allocation Account is maintained solely for the purpose of allocating the Incentive Allocation.

The Master Fund maintains a memorandum account for each member of the Master Fund, including the Fund (each, a “Loss Recovery Account”). Each member’s Loss Recovery Account has an initial balance of zero and is (i) increased upon the close of each Allocation Period of the Master Fund by the amount of the relevant member’s allocable share of the net losses of the Master Fund for the Allocation Period, and (ii) decreased (but not below zero) upon the close of such Allocation Period by the amount of such member’s allocable share of the net profits of the Master Fund for the Allocation Period. The Incentive Allocation is calculated, charged to each member of the Master Fund and credited to the Incentive Allocation Account as of the end of each Allocation Period. The Allocation Period with respect to a member whose interest in the Master Fund is repurchased or is transferred in part is treated as ending only for the portion of the interest so repurchased or transferred. In addition, only the net profits of the Master Fund, if any, and the balance of the Loss Recovery Account attributable to the portion of the interest being repurchased or transferred (based on the member’s capital account amount being so repurchased or transferred) is taken into account in determining the Incentive Allocation for the Allocation Period then ending. The member’s Loss Recovery Account is not adjusted for such member’s allocable share of the net losses of the Master Fund, if any, for the Allocation Period then ending that are attributable to the portion of the interest so repurchased or transferred. For the six month period ended September 30, 2012, an Incentive Allocation of $1,324,665 was credited to the Incentive Allocation Account from the Fund.

UMB Bank, N.A. (the “Custodian”) serves as custodian of the Fund’s cash balances and provides custodial services for the Fund. UMB Fund Services, Inc. (the “Administrator”) serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping and investor related services. For these services the Custodian and the Administrator collectively receive a fixed monthly fee, based upon average net assets, and a monthly fee based on the number of Member accounts as well as reasonable out of pocket expenses. For the six month period ended September 30, 2012, the Fund paid $84,918 in administration and accounting fees.

7. Risk Factors

An investment in the Fund involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund invests substantially all of its available capital in Private Equity Investments. These investments are generally restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Master Fund may not be able to resell some of its holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

A further discussion of the risks associated with an investment in the Fund is provided in the Master Fund’s Financial Statements, the Confidential Private Placement Memorandum and Statement of Additional Information.

8. Indemnification

In the normal course of business, the Fund enters into contracts that provide general indemnification. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund under such agreements, and therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through November 29, 2012, the date the financial statements were issued, and has determined that the following subsequent events require disclosure in the financial statements. Effective October 1, 2012 and November 1, 2012, there were additional capital contributions to the Fund in the amounts of $12,252,100 and $9,816,995, respectively. In addition, the Fund received, pending acceptance, tender requests in the amount of $3,526,385, which will be effective as of December 31, 2012.

The Fund changed its net asset value per Unit such that Members of record as of September 30, 2012 received, effective October 1, 2012, one hundred Units for every one Unit held. This resulted in an increase in Units outstanding from 203,476 to 20,347,550, and a decrease in net asset value per unit from $1,345.27 to $13.45.

9

Partners Group Private Equity, LLC
(a Delaware Limited Liability Company)

Other Information (unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund at 1-877-748-7209 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

10

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC

(a Delaware Limited Liability Company)

Financial Statements

For the Six Months Ended September 30, 2012

(Unaudited)

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC

(a Delaware Limited Liability Company)

For the Six Months Ended September 30, 2012

(Unaudited)

Table of Contents

Schedule of Investments	1-3
Statement of Assets, Liabilities and Members' Equity	4
Statement of Operations	5
Statements of Changes in Members' Equity	6
Statement of Cash Flows	7
Financial Highlights	8
Notes to Financial Statements	9-16
Other Information	17

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)
Schedule of Investments - September 30, 2012 (Unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL MEMBERS' EQUITY - NET ASSETS

Percentages as a percentage of total investments are as follows:

Private Equity Investments (73.44%) [a]
Direct Investments * (41.44%)
Direct Equity (16.85%)	Investment Type	Geographic Region [b]	Fair Value **
ACP Viking Co-Investment, LLC [c]	Member interest	North America	$2,415,230
AnaCap Calcium, L.P. [c]	Limited partnership interest	Western Europe	8,081,500
ATX Networks Holdings, LLC [c]	Member interest	North America	95,707
Aurora Products Group, LLC [c]	Member interest	North America	425,000
CD&R Univar Co-Investor, L.P. [c]	Limited partnership interest	North America	3,703,961
Collins Food Holding Pty, Ltd.	Common equity	Asia - Pacific	51,837
CT Holdings (International), Ltd.	Common equity	Asia - Pacific	4,503,070
DLJSAP BookCO, LLC [c]	Member interest	South America	728,212
EQT Marvin Co-Investment, L.P. [c]	Limited partnership interest	Western Europe	1,396,022
Fermo, Ltd. [c]	Common equity	Asia - Pacific	280,000
Fermo, Ltd. [c]	Preferred equity	Asia - Pacific	5,320,000
Gemini Global Holdings Investors, LLC [c]	Member interest	North America	111,038
Gemini Global Holdings Investors, LLC [c]	Limited partnership interest	North America	3,773,057
Globetrotter Investment & Co S.C.A. [c]	Common equity	Western Europe	77,154
Globetrotter Investment & Co S.C.A. [c]	Preferred equity	Western Europe	7,638,250
HGI Global Holdings, Inc. [c]	Common equity	North America	335,440
Hogan S.ar.I [c]	Common equity	Western Europe	1,152,002
Hogan S.ar.I [c]	Preferred equity	Western Europe	2,475,942
Kahuna Holdco Pty, Ltd.	Common equity	Asia - Pacific	1,475,567
KKBS Group Holdings, LLC [c]	Member interest	North America	125,000
KLFS Holdings, L.P. [c]	Limited partnership interest	North America	2,255,690
Mauritius (Luxembourg) Investments S.ar.l. [c]	Common equity	Western Europe	1,533,366
MPH Acquisition Holdings, LLC [c]	Member interest	North America	3,379,993
NDES Holdings, LLC [c]	Member interest	North America	3,999,893
Peer I S.A. [c]	Common equity	Western Europe	1,674,977
Peer I S.A.	Preferred equity	Western Europe	4,040,788
Sabre Industries, Inc. [c]	Common equity	North America	570,000
S-Evergreen Holding Corp. [c]	Common equity	North America	751,757
Silver Lake Sumeru Marlin Co-Invest Fund, L.P. [c]	Limited partnership interest	North America	2,690,377
Spring Topco, Ltd. [c]	Common equity	North America	706,828
Strategic Partners, Inc. [c]	Common equity	North America	3,469,853
Surgery Center Holdings, LLC [c]	Warrants	North America	67,852
Swissport II Co-Invest FCPR [c]	Common equity	Western Europe	4,479,012
Valhalla Co-Invest, L.P. [c]	Limited partnership interest	Western Europe	4,744,717
Velocity Technologies Solutions, Inc. [c]	Common equity	North America	7,800,000
			86,329,092

Direct Debt (24.59%)	Interest	Maturity	Investment Type	Geographic Region [b]	Fair Value **
AMC Entertainment, Inc.	Libor + 3.25%	12/15/2016	Senior	North America	2,956,058
ATX Networks Corp.	12.00% + 2.00% PIK	5/12/2016	Mezzanine	North America	962,889
Bausch & Lomb, Inc.	Libor + 4.75% (1.00% floor)	5/18/2019	Senior	North America	8,102,027
Biomnis	7.00% + 2.875% PIK (steps up to Euribor + 5.00% + 2.875% PIK)	6/30/2017	Mezzanine	Western Europe	5,134,471
BostonMed Acquisition GmbH	Libor (1.25% floor) + 4.75%	8/28/2020	Senior	Western Europe	2,011,000
Dynamic Research Corp.	13.00%	6/30/2017	Mezzanine	North America	10,007,104
Diana Ingredients	Euribor + 3.00% + 3.50% PIK	12/31/2017	Mezzanine	Western Europe	6,434,147
Evergreen ACQC01, L.P.	10.50%	7/11/2022	Mezzanine	North America	6,325,000
Globetrotter Investment & Co S.C.A.	Euribor + 5.75%	7/31/2019	Senior	Western Europe	9,647,400

1

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)
Schedule of Investments - September 30, 2012 (Unaudited)(continued)

Direct Debt (24.59%) (continued)	Interest	Maturity	Investment Type	Geographic Region [b]	Fair Value **
Global Tel*Link Corp.	Libor + 4.75% (1.25% floor)	12/14/2017	Senior	North America	4,719,799
Greeneden U.S. Holdings II, LLC	Libor + 5.25% (1.50% floor)	1/31/2019	Senior	North America	4,075,952
HGI Holdings, Inc.	12.50%	10/1/2017	Mezzanine	North America	2,100,000
KACC Acquisition, LLC	12% + 1.00% PIK	6/29/2018	Mezzanine	North America	4,263,702
Kahuna Bidco Pty, Ltd.	BBSY + 5.00% + 3.50% PIK	12/31/2016	Mezzanine	Asia - Pacific	5,383,036
Kinetic Concepts, Inc.	Libor + 5.75% (1.25% floor)	5/31/2018	Senior	North America	4,303,125
KKBS Holdings, LLC	12.00% + 2.00% PIK	12/17/2016	Mezzanine	North America	1,400,482
Last Mile Funding Corp.	12.00% + 2.50% PIK	6/16/2016	Mezzanine	North America	3,108,896
Learning Care Group (US), Inc.	12.00%	6/30/2016	Senior	North America	2,208,171
Learning Care Group (US) No. 2, Inc.	15.00% PIK (2x redemption preference)	6/30/2016	Mezzanine	North America	390,809
Newcastle Coal Infrastructure Group Pty, Ltd.	BBSY + 6.50% + (steps up to 9.00%)	1/22/2023	Senior	Asia - Pacific	4,213,705
Sabre Industries, Inc.	12.00% + 2.00% PIK	2/22/2019	Mezzanine	North America	3,854,678
Securitas Direct Holding AB	3.75% + 6.75% PIK	9/2/2019	Mezzanine	Western Europe	7,356,957
ServiceMaster Company (The)	Libor + 2.50%	7/24/2014	Senior	North America	2,934,850
Surgery Center Holdings, Inc.	12.00% + 3.00% PIK	6/24/2015	Mezzanine	North America	4,716,859
Svensk Utbildning Intressenter Holding AB	Libor(SEK)+5.00%+7.00% PIK (2.00% floor)	6/30/2018	Mezzanine	Western Europe	2,893,038
Temple Power Plant	Libor + 13.00%	7/27/2020	Mezzanine	North America	5,427,200
Triactor Acquico AB	Euribor + 6.00% + 6.00% PIK (2.00% Euribor floor)	8/22/2017	Mezzanine	Western Europe	644,399
Universal Services of America, Inc.	12.00% + 2.50% PIK	8/31/2016	Mezzanine	North America	3,339,875
Wood Mackenzie	Libor + 6.00% (1.25% floor)	8/31/2019	Senior	Western Europe	7,114,352
					126,029,981
Total Direct Investments (41.44%)					$212,359,073

Secondary Investments* (29.02%)	Geographic Region [b]	Fair Value
3i Europartners Vb, L.P.	Western Europe	$988,385
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. [c]	Western Europe	913,097
Abingworth Bioventures V, L.P. [c]	Western Europe	1,016,161
Advent International GPE VI, L.P.	Western Europe	4,691,794
Apax Europe VI - A, L.P.	Western Europe	565,237
Apax Europe VII - B, L.P. [c]	Western Europe	718,617
Apollo Investment Fund IV, L.P. [c]	North America	14,411
Apollo Investment Fund VI, L.P.	North America	1,918,833
Apollo Investment Fund VII, L.P.	North America	1,441,008
Apollo Overseas Partners (Delaware) VII, L.P.	North America	525,334
Ares Corporate Opportunities Fund III, L.P.	North America	257,523
Bain Capital Fund X, L.P.	North America	13,870,788
Bain Capital X Co-Investment Fund, L.P. [c]	North America	988,158
Baring Asia Private Equity Fund IV, L.P.	Asia - Pacific	468,324
Blackstone Capital Partners V/F, L.P.	North America	4,237,448
Blackstone Capital Partners V-S, L.P.	North America	373,733
Candover 2001 Fund UK No. 2, L.P. [c]	Western Europe	167,665
Candover 2005 Fund, L.P. [c]	Western Europe	1,030,370
Carlyle Partners IV, L.P.	North America	3,320,797
Carlyle Partners V, L.P.	North America	1,017,867
Carlyle Partners V/B, L.P.	North America	4,306,501
Citigroup Venture Capital International Growth Offshore I, L.P.	Asia - Pacific	110,397
Citigroup Venture Capital International Growth Offshore II, L.P.	Asia - Pacific	479,762
Citigroup Venture International Growth Partnership II, L.P.	Asia - Pacific	1,453,626
Clayton, Dubilier & Rice Fund VII, L.P.	North America	10,049,635
Clayton, Dubilier & Rice Fund VIII, L.P. [c]	North America	6,244,245
CVC European Equity Partners Tandem (A) Fund, L.P.	Western Europe	873,933
CVC European Equity Partners V, L.P.	Western Europe	1,529,363
Duke Street Capital V US No. 2, L.P.	Western Europe	4,763
Duke Street Capital VI US No. 1, L.P.	Western Europe	408,812
Fourth Cinven Fund, L.P.	Western Europe	860,521
Frazier Healthcare VI, L.P. [c]	North America	1,183,966
FS Equity Partners V, L.P. [c]	North America	3,872,103
Green Equity Investors Side V, L.P.	North America	2,245,260
Harvest Partners V, L.P.	North America	713,598
H.I.G. Bayside Debt & LBO Fund II, L.P.	North America	904,333
Highstar Capital III Prism Fund, L.P.	North America	2,114,193
Investcorp Private Equity 2007 Fund, L.P. [c]	North America	4,179,169
Investcorp Technology Partners III (Cayman), L.P.[c]	North America	3,875,353
Irving Place Capital Investors II, L.P.	North America	128,707
Irving Place Capital Partners III, L.P.	North America	1,218,193
KKR European Fund III, L.P. [c]	Western Europe	3,436,811
Madison Dearborn Capital Partners V-A and V-B, L.P.	North America	8,164,924
Madison Dearborn Capital Partners VI-C, L.P.	North America	308,651
MidOcean Partners III, L.P.	North America	2,017,964

2

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)
Schedule of Investments - September 30, 2012 (Unaudited)(continued)

Secondary Investments* (29.02%) (continued)	Geographic Region [b]	Fair Value
Montagu III, L.P.	Western Europe	240,213
Oak Investment Partners XII, L.P. [c]	North America	1,929,567
Palladium Equity Partners III, L.P.	North America	697,460
Permira IV Continuing, L.P. 1	Western Europe	3,050,930
Providence Equity Partners IV, L.P.	North America	145,945
Providence Equity Partners V, L.P.	North America	734,993
Providence Equity Partners VI, L.P.	North America	999,494
Ripplewood Partners II, L.P. [c]	North America	8,044,027
Silver Lake Partners III, L.P.	North America	3,634,198
Silver Lake Sumeru Fund, L.P.	North America	381,111
Thomas H. Lee Parallel (DT) Fund VI, L.P. [c]	North America	2,277,345
Thomas H. Lee Parallel Fund VI, L.P.	North America	2,034,879
TPG Partners V, L.P.	North America	6,492,898
TPG Partners VI, L.P.	North America	365,978
Warburg Pincus Private Equity IX, L.P.	North America	1,284,007
Warburg Pincus Private Equity X, L.P.	North America	17,217,244
Total Secondary Investments (29.02%)		$148,740,622

Primary Investments* (2.98%)	Geographic Region [b]	Fair Value
Advent International GPE VII-B, L.P. [c]	North America	$737,500
Avista Capital Partners II, L.P.	North America	1,194,899
Avista Capital Partners III, L.P. [c]	North America	3,015,765
Baring Asia Private Equity V, L.P. [c]	Asia - Pacific	1,178,274
Crescent Mezzanine Partners VIB, L.P. [c]	North America	744,324
EQT VI (No.1), L.P. [c]	Western Europe	1,232,451
Hony Capital Partners V, L.P. [c]	Asia - Pacific	482,282
Kohlberg TE Investors VII, L.P. [c]	North America	772,483
New Enterprise Associates 14, L.P. [c]	North America	686,225
Pátria - Brazilian Private Equity Fund IV, L.P. [c]	South America	198,582
PennantPark Credit Opportunities Fund, L.P. [c]	North America	5,000,000
Total Primary Investments (2.98%)		$15,242,785

Total Private Equity Investments (Cost $328,473,076) (73.44%)		$376,342,480

Short-Term Investments (27.90%)
U.S. Government Treasury Obligations (27.90%)
U.S. Treasury Bill, 0.065%, 10/11/2012 [d]	$34,999,368
U.S. Treasury Bill, 0.05%, 10/25/2012 [d]	19,999,333
U.S. Treasury Bill, 0.075%, 11/08/2012 [d]	29,997,625
U.S. Treasury Bill, 0.075%, 11/15/2012 [d]	9,999,062
U.S. Treasury Bill, 0.09%, 11/29/2012 [d]	19,997,050
U.S. Treasury Bill, 0.09%, 12/13/2012 [d]	27,995,324
Total U.S. Government Treasury Obligations (27.90%)	$142,987,762

Total Short-Term Investments (Cost $142,987,328) (27.90%)	$142,987,762

Total Investments (Cost $471,460,404) (101.34%)	519,330,242

Liabilities in Excess of Other Assets (-1.34%)	(6,848,525)

Members' Equity (100.00%)	$512,481,717

*	Direct private equity investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary investments involve acquiring single or portfolios of assets on the secondary market.

**	The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment or the Fair Value of the Master Fund's interest in such Direct Investment. Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates). Please see Note 2.b for further detail regarding the valuation policy of the Master Fund.

[a]	Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Total cost and fair value of restricted portfolio funds as of September 30, 2012 was $328,473,076 and $376,342,480, respectively.

[b]	Geographic region is based on where a Private Equity Investment is headquartered and may be different from where such Private Equity Investment invests or operates.

[c]	Non-income producing.

[d]	Each issue shows the rate of the discount at the time of purchase.

The accompanying notes are an integral part of these Financial Statements.

3

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)
Statement of Assets, Liabilities and Members' Equity - September 30, 2012 (Unaudited)

Assets
Private Equity Investments, at fair value (cost $328,473,076)	$376,342,480
Short-term investments, at fair value (cost $142,987,328)	142,987,762
Cash and cash equivalents	7,393,679
Cash denominated in foreign currencies (cost $1,200,909)	1,274,732
Interest receivable	1,210,069
Transaction fees receivable	284,939
Dividends receivable	65,286
Prepaid assets	34,678

Total Assets	$529,593,625

Liabilities
Investment purchases payable	$10,152,293
Repurchase amounts payable	5,237,509
Forward foreign currency contracts payable	610,695
Management fee payable	540,143
Professional fees payable	270,218
Accounting and administration fees payable	57,917
Board of Managers' fees payable	45,000
Custodian fees payable	37,138
Other expenses payable	160,995

Total Liabilities	$17,111,908

Members' Equity	$512,481,717

Members' Equity consists of:
Members' Equity Paid-in	$445,351,996
Accumulated net investment income	5,141,710
Accumulated net realized gain on investments, forward foreign currency contracts and foreign currency translation	14,654,630
Accumulated net unrealized appreciation on investments, forward foreign currency contracts and foreign currency translation	47,333,381

Total Members' Equity	$512,481,717

The accompanying notes are an integral part of these Financial Statements.

4

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)
Statement of Operations
For the Six Months Ended September 30, 2012 (Unaudited)

Investment Income
Dividends	$675,290
Interest	4,907,377
Transaction fee income	292,755
Miscellaneous income	9,383

Total Investment Income	5,884,805

Operating Expenses
Management fee	2,897,589
Professional fees	243,973
Accounting and administration fees	162,563
Board of Managers' fees	45,000
Custodian fees	36,736
Insurance expense	34,109
Other expenses	179,162

Net Expenses	3,599,132

Net Investment Income	2,285,673

Net Realized Gain (Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments, Forward Foreign Currency Contracts and Foreign Currency
Net realized gain from investments	1,135,144
Net realized gain on forward foreign currency contracts	1,013,151
Net realized loss on foreign currency translation	(36)
Net realized gain distributions from primary and secondary investments	5,133,940
Net change in accumulated unrealized appreciation/(depreciation) on:
Investments	15,548,563
Foreign currency translation	97,137
Forward foreign currency contracts	(392,308)

Net Realized Gain (Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments, Forward Foreign Currency Contracts and Foreign Currency	22,535,591

Net Increase in Members' Equity From Operations	$24,821,264

The accompanying notes are an integral part of these Financial Statements.

5

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)
Statements of Changes in Members' Equity
For the Periods Ended March 31, 2012 and September 30, 2012 (Unaudited)

			Total
		Members'	Members'
	Adviser's Equity	Equity	Equity

Members' Equity at March 31, 2011	$609,737	$165,716,557	$166,326,294
Capital contributions	-	206,634,000	206,634,000
Capital tenders	(1,747,104)	(10,566,466)	(12,313,570)
Net investment income	-	3,221,547	3,221,547
Net realized gain from investments	-	628,008	628,008
Net realized gain on forward foreign currency contracts	-	346,800	346,800
Net realized gain on foreign currency contracts	-	99,486	99,486
Net realized gain distributions from primary and secondary investments	-	4,330,001	4,330,001
Net change in accumulated unrealized appreciation on investments, forward foreign currency contracts and foreign currency translation	-	15,215,542	15,215,542

Adviser's Incentive Allocation from April 1, 2011 to March 31, 2012	2,382,870	(2,382,870)	-

Members' Equity at March 31, 2012	$1,245,503	$383,242,605	$384,488,108

Members' Equity at April 1, 2012	$1,245,503	$383,242,605	$384,488,108
Capital contributions	-	118,196,591	118,196,591
Capital tenders	(2,246,158)	(12,778,088)	(15,024,246)
Net investment income	-	2,285,673	2,285,673
Net realized gain from investments	-	1,135,144	1,135,144
Net realized gain on forward foreign currency contracts	-	1,013,151	1,013,151
Net realized loss on foreign currency contracts	-	(36)	(36)
Net realized gain distributions from primary and secondary investments	-	5,133,940	5,133,940
Net change in accumulated unrealized appreciation on investments, forward foreign currency contracts and foreign currency translation
	-	15,253,392	15,253,392

Adviser's Incentive Allocation from April 1, 2012 to September 30, 2012	2,478,482	(2,478,482)	-

Members' Equity at September 30, 2012	$1,477,827	$511,003,890	$512,481,717

The accompanying notes are an integral part of these Financial Statements.

6

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)
Statement of Cash Flows
For the Six Months Ended September 30, 2012 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Members' Equity from Operations	$24,821,264
Adjustments to reconcile Net Increase in Members' Equity from
Operations to net cash used in operating activities:
Net change in accumulated unrealized appreciation on Investments	(15,548,563)
Net realized gain from investments	(1,135,144)
Purchases of Private Equity Investments	(130,748,632)
Distributions received from Private Equity Investments	23,488,640
Net (purchases) sales of short-term investments	(8,003,275)
Decrease in interest receivable	754,364
Increase in transaction fees receivable	(284,939)
Increase in dividends receivable	(65,286)
Increase in prepaid assets	(34,196)
Increase in investment purchases payable	3,630,243
Increase in management fee payable	136,271
Decrease in professional fee payable	(13,443)
Increase in accounting and administration fees payable	12,692
Increase in custodian fees payable	28,138
Increase in managers' fees payable	22,500
Increase in other expenses payable	145,433
Decrease in incentive fees payable	(139,920)
Increase in forward foreign currency contract payable	392,308
Net Cash Used in Operating Activities	(102,541,545)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' capital contributions	118,196,591
Proceeds from Members' capital tenders	(12,608,151)

Net Cash Provided by Financing Activities	105,588,440

Net change in cash and cash equivalents	3,046,895

Cash and cash equivalents at beginning of period	5,621,516

Cash and Cash Equivalents at End of Period	$8,668,411

The accompanying notes are an integral part of these Financial Statements.

7

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)
Financial Highlights

					Period from
					Commencement
	Six Months Ended				of Operations -
	September 30, 2012		Year Ended	Year Ended	July 1, 2009 through
	(Unaudited)		March 31, 2012	March 31, 2011	March 31, 2010

Total Return Before Incentive Allocation(1)	5.60	%(3)	9.11%	11.08%	4.30	%(3)

Total Return After Incentive Allocation(1)	5.12	%(3)	8.33%	9.95%	3.80	%(3)

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period in thousands (000's)	$512,482		$384,488	$166,326	$28,214

Net investment income (loss) to average net assets before Incentive Allocation	1.01	%(4)	1.17%	(0.06)%	(3.02	)%(4)
Ratio of gross expenses to average net assets, excluding Incentive Allocation(2)	1.59	%(4)	1.63%	2.20%	4.96	%(5)
Incentive Allocation to average net assets	0.55	%(3)	0.86%	1.86%	0.99	%(3)
Ratio of gross expenses and Incentive Allocation to average net assets (2)	2.14	%(4)(5)	2.49%	4.06%	5.95	%(4)(5)
Expense waivers to average net assets	0.00	%(4)	0.00%	(0.02)%	(1.16	)%(4)
Ratio of net expenses and Incentive Allocation to average net assets	2.14	%(4)(5)	2.49%	4.04%	4.79	%(4)
Ratio of net expenses to average net assets, excluding Incentive Allocation	1.59	%(4)	1.63%	2.18%	3.79	%(4)(5)

Portfolio Turnover	7.89	%(3)	8.39%	5.71%	13.05	%(3)(5)

(1)	Total investment return based on per unit net asset value reflects the changes in net asset value based on the effects of the performance of the Master Fund during the period and adjusted for cash flows related to capital contributions or withdrawals during the period.

(2)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by the Adviser.

(3)	Not annualized.

(4)	Annualized.

(5)	The Incentive Allocation and/or organizational expenses are not annualized.

The accompanying notes are an integral part of these Financial Statements.

8

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2012 (unaudited)

1.	Organization

Partners Group Private Equity (Master Fund), LLC (the “Master Fund”) was organized as a limited liability company under the laws of the State of Delaware on August 4, 2008 and commenced operations on July 1, 2009. The Master Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Master Fund is managed by Partners Group (USA) Inc. (the “Adviser”), an investment adviser registered under the Investment Advisers Act of 1940, as amended. A Board of Managers (the “Board”) has overall responsibility for the management and supervision of the business operations of the Master Fund. To the fullest extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, any committee of the Board, or the Adviser. The objective of the Master Fund is to seek attractive long-term capital appreciation by investing in a diversified portfolio of private equity investments.

The Master Fund is a master investment portfolio in a master-feeder structure. Partners Group Private Equity, LLC, Partners Group Private Equity (Institutional), LLC, Partners Group Private Equity (TEI), LLC, and Partners Group Private Equity (Institutional TEI), LLC, (collectively “the Feeder Funds”) invest substantially all of their assets, directly or indirectly, in the limited liability company interests (“Interests”) of the Master Fund and become members of the Master Fund (“Members”).

2.	Significant Accounting Policies

 The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a. Basis of Accounting

The Master Fund’s accounting and reporting policies conform with generally accepted accounting principles within the United States (“U.S. GAAP”).

b. Valuation of Investments

Investments held by the Master Fund include direct equity and debt investments (“Direct Investments”) and secondary and primary private equity investments (“Private Equity Fund Investments”) (collectively, “Private Equity Investments”).

Direct Investments

In assessing the fair value of non-traded Direct Investments, the Master Fund uses a variety of methods such as the time of last financing, earnings and multiple analysis, discounted cash flow and third party valuation, and makes assumptions that are based on market conditions existing at each end of the reporting period.  Quoted market prices or dealer quotes for specific similar instruments are used for long-term debt where appropriate.  Other techniques, such as option pricing models and estimated discounted value of future cash flows, are used to determine fair value for the remaining financial instruments.

Private Equity Fund Investments

The Master Fund values Private Equity Fund Investments at fair value, which ordinarily is based on the value determined by their respective investment managers, in accordance with procedures established by the Board. Private Equity Fund Investments are subject to the terms of their respective offering documents. Valuations of Private Equity Fund Investments are subject to estimates and are net of management and performance incentive fees or allocations that may be payable pursuant to such offering documents. If the Adviser determines that the most recent value reported by a Private Equity Investment does not represent fair value or if a Private Equity Investment fails to report a value to the Master Fund, a fair value determination is made under procedures established by and under the general supervision of the Board. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

The Master Fund has adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in investment companies. Accordingly, in circumstances in which net asset value of an investment in an investment company is not determinative of fair value or the net asset value of the investment is determined using accounting guidance other than U.S. GAAP, the Master Fund estimates the fair value of such investment using the net asset value of the investment (or its equivalent) without further adjustment.

9

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2012 (unaudited) (continued)

2.	Significant Accounting Policies (continued)

b. Valuation of Investments (continued)

The following is a summary of the inputs used in valuing the Master Fund's Private Equity Investments at fair value.  The inputs or methodology used for valuing the Master Fund's Private Equity Investments are not necessarily an indication of the risk associated with investing in those investments.  The Master Fund's valuation procedures require evaluation of all relevant factors available at the time the Master Fund values its investments.

Daily Traded Investments

The Master Fund values investments traded (1) on one or more of the U.S. national securities exchanges or the OTC Bulletin Board at their last sales price, and (2) on NASDAQ at the NASDAQ Official Closing Price, at the close of trading on the exchanges or markets where such securities are traded for the business day as of the relevant determination date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Securities traded on a foreign securities exchange generally will be valued at their closing prices on the exchange where such securities are primarily traded and translated into U.S. dollars at the current exchange rate provided by a recognized pricing service.

Investments for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Adviser not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of 60 days or less are valued by the Adviser at amortized cost, which the Board has determined to approximate fair value.

c. Cash and Cash Equivalents

Pending investment in Private Equity Investments and in order to maintain liquidity, the Master Fund holds cash, including amounts held in foreign currency and short-term interest bearing deposit accounts. At times, such amounts may exceed federally insured limits.

The Master Fund has not experienced any losses in such accounts and does not believe that it is exposed to any significant credit risk on such accounts.

d. Foreign Currency Translation

The books and records of the Master Fund are maintained in U.S. Dollars. Generally, assets and liabilities denominated in non-U.S. currencies are translated into U.S. Dollar equivalents using valuation date exchange rates, while purchases, realized gains and losses, income and expenses are translated at the transaction date exchange rates. As of September 30, 2012 the Master Fund has thirty-nine investments denominated in Euros, five investments denominated in Australian Dollars, four investments denominated in British Pounds, two investments denominated in Swedish Kronor, one investment denominated in Norwegian Kronor, and one investment denominated in Hong Kong Dollars. The Master Fund does not isolate the portion of the results of operations due to fluctuations in foreign exchange rates from changes in fair values of the investments during the period.

e. Forward Foreign Currency Exchange Contracts

The Master Fund may enter forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Master Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Master Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Master Fund’s foreign currency denominated investments will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

10

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2012 (unaudited) (continued)

2.	Significant Accounting Policies (continued)

 e. Forward Foreign Currency Exchange Contracts (continued)

During the six month period ended September 30, 2012, the Master Fund entered into three short forward foreign currency exchange contracts and one long forward currency exchange contract. As disclosed in the Statement of Operations, the Master Fund had $1,013,151 in net realized gains, and a $392,308 change in net unrealized depreciation on forward foreign currency exchange contracts.

At September 30, 2012, the Master Fund had outstanding short foreign currency exchange contracts:

					Unrealized
		Contract Amount			Appreciation
Settlement Date	Currency	Buy	Sell	Value	(Depreciation)	Counterparty
October 19, 2012	Euro (€)	$12,249,700	€10,000,000	$12,860,395	$(610,695)	Barclays Capital

f. Investment Income

The Master Fund records distributions of cash or in-kind securities from Private Equity Investments at fair value based on the information from distribution notices when distributions are received. Thus, the Master Fund would recognize within the Statement of Operations its share of realized gains or (losses) and the Master Fund’s share of net investment income or (loss) based upon information received regarding distributions from managers of the Private Equity Investments. Unrealized depreciation on investments within the Statement of Operations includes the Master Fund’s share of unrealized gains and losses, realized undistributed gains, and the Master Fund’s share of undistributed net investment income or (loss) from Private Equity Investments for the relevant period.

g. Master Fund Expenses

The Master Fund bears all expenses incurred in the business of the Master Fund on an accrual basis, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Master Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for data and software providers; costs of insurance; registration expenses; managers’ fees; and expenses of meetings of the Board.

h. Income Taxes

For U.S. federal income tax purposes, the Master Fund is treated as a partnership, and each Member in the Master Fund is treated as the owner of its allocated share of the net assets, income, expenses, and the realized and unrealized gains (losses) of the Master Fund. Accordingly, no federal, state or local income taxes are paid by the Master Fund on the income or gains of the Master Fund since the Members are individually liable for the taxes on their allocated share of such income or gains of the Fund.

The Master Fund has adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions. The Financial Accounting Standards Board (“FASB”) issued Accounting for Uncertainty in Income Taxes, which requires the Adviser to determine whether a tax position of the Master Fund is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority.

The Master Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Master Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2012, the tax years from the year 2009 forward remain subject to examination by the major tax jurisdictions under the statute of limitations.

11

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2012 (unaudited) (continued)

2.	Significant Accounting Policies (continued)

i. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Master Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in capital from operations during the reporting period. Actual results can differ from those estimates.

j. Recently Issued Accounting Pronouncements

In December 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU No. 2011-11 will have on the financial statement disclosures.

3.	Fair Value Measurements

As required by FASB’s Fair Value Measurements and Disclosures, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. Fair Value Measurements and Disclosures established a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

Valuation of Investments

•   Level 1 – Quoted prices are available in active markets for identical investments as of the measurement date. The type of investment included in Level I include marketable securities that are primarily traded on a securities exchange or over-the-counter. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such day, the mean between the closing bid and ask prices on such day. As required by Fair Value Measurements and Disclosures, the Master Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Master Fund holds a large position and a sale could reasonably impact the quoted price.

•   Level 2 – Pricing inputs are other than quoted prices in active markets (i.e. Level I pricing) and fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments which are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities. The fair value of legally restricted equity securities generally may be discounted depending on the likely impact of the restrictions on liquidity and the Adviser’s estimates.

•   Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment or estimation. Investments that are included in this category generally include equity investments that are privately owned, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs are based on the Adviser’s estimates which consider a combination of various performance measurements including the timing of the transaction, the market in which the company operates, comparable market transactions, company performance and projections and various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period and forward earnings, as well as discounted cash flow analysis.

12

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2012 (unaudited) (continued)

3.	Fair Value Measurements (continued)

When the inputs used to measure fair value fall into different levels of the fair value hierarchy, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

Due to the inherent uncertainty of valuations, estimate values may materially differ from the values that would have been used had a ready market for the securities existed.

Investments	Level 1	Level 2	Level 3	Total
Direct Investments:
Direct Equity Investments	$-	$-	$86,329,092	$86,329,092
Direct Debt Investments	-	10,007,104	116,022,877	126,029,981
Total Direct Investments*			$202,351,969	$212,359,073
Secondary Investments*	-	-	148,740,622	148,740,622
Primary Investments*	-	-	15,242,785	15,242,785
Short-Term Investments	142,987,762	-	-	142,987,762
Total	$142,987,762	$10,007,104	$366,335,376	$519,330,242

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2012	Realized Gain	Net change in unrealized	Gross purchases	Gross sales	Net transfers out of Level 3**	Balance as of September 30, 2012
Direct Investments:
Direct Equity Investments	$51,293,009	$-	$8,293,847	$28,729,153	$(1,986,917)	$-	$86,329,092
Direct Debt Investments	77,056,016	1,135,144	738,260	64,009,808	(16,909,247)	(10,007,104)	116,022,877
Total Direct Investments*	$128,349,025	$1,135,144	$9,032,107	$92,738,961	$(18,896,164)	$(10,007,104)	$202,351,969
Secondary Investments*	121,605,789	-	6,616,275	24,829,555	(4,310,997)	-	148,740,622
Primary Investments*	2,441,220	-	(97,072)	13,180,116	(281,479)	-	15,242,785
Total	$252,396,034	$1,135,144	$15,551,310	$130,748,632	$(23,488,640)	$(10,007,104)	$366,335,376

The amount of the net change in unrealized appreciation/depreciation for the six month period ended September 30, 2012 relating to investments in Level 3 assets still held at September 30, 2012 is $16,335,946, which is included as a component of net change in accumulated unrealized appreciation/(depreciation) on investments on the Statement of Operations.

*Direct private equity investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Secondary investments involve acquiring single or portfolios of assets on the secondary market. Primary investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment.

**The Adviser has reassessed the criteria used to determine the valuation applied for the mezzanine investment in Dynamic Research Corp., and concluded that the methodology applied meets the criteria of a Level 2 investment rather than those of a Level 3 investment. As a consequence, the Adviser has decided to transfer the investment from Level 3 into Level 2 with effect from June 30, 2012.

13

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2012 (unaudited) (continued)

3.	Fair Value Measurements (continued)

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Levels 1 and 2 of the fair value hierarchy. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.

The Master Fund's valuation procedures have been adopted by the Master Fund's Board, which oversees the implementation of these procedures. The valuation procedures are implemented by the Adviser and the Master Fund's third party administrator, which report to the Board. For third-party information, Master Fund's administrator monitors and reviews the methodologies of the various pricing services employed by the Master Fund. The Adviser develops valuation techniques for private equity investments held by the Master Fund, which include discounted cash flow methods and market comparables.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser's Valuation Committee for Level 3 Fair Value Measurements for investments held as of September 30, 2012:

Type of Security	Fair Value at 9/30/2012		Valuation Technique(s)	Unobservable Input	Range (weighted average)
Direct Investments:

Direct Equity Investments	$76,173,127		Market comparable companies	Enterprise Value to EBITDA multiple	6.00 x - 17.69 x (9.24)
	2,962,518		Discounted cash flow	Discount factor	17.88% - 20.00% (18.39%)
	2,690,377		Market comparable companies	Enterprise Value to Sales multiple	2.57 x - 2.57 x (2.57)
	4,503,070		Market comparable companies	Price to Earnings multiple	9.90 x – 9.90 x (9.90)

Direct Debt Investments	79,290,161		Market comparable companies	Enterprise Value to EBITDA multiple	6.23 x - 12.40x (9.62)
	9,640,905		Replacement cost	Transaction price	n/a
	27,091,811		Broker quotes	Indicative bid quotes for an inactive market	n/a
Total level 3 investments	$202,351,969	*

* Amount excludes private equity fund investments of $163,983,407, which are valued on the basis of reported Net Asset Values.

Level 3 Direct Equity Investments valued by using an observable input factor are directly affected by a change in that factor. Level 3 Debt Investments are generally valued using a waterfall approach, including different seniority levels of debt. Thus the effect of a change in the unobservable input factor on the valuation of such investment is limited to the debt portion not covered by the enterprise value resulting from the valuation.

4.	Allocation of Members’ Capital

Net profits or net losses of the Master Fund for each Allocation Period (as defined below) are allocated among and credited to or debited against the capital accounts of the Members. Each Allocation Period begins on the day after the last day of the preceding Allocation Period and ends at the close of business on the first to occur thereafter of: (1) the last day of a calendar month, (2) the last day of a taxable year; (3) the day preceding a day on which Interests are purchased, (4) a day on which Interests are repurchased by the Master Fund pursuant to tenders of Interests by Members, or (5) a day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages.

5.	Subscription and Repurchase of Members’ Interests

Interests are generally offered for purchase as of the first day of each calendar month, except that Interests may be offered more or less frequently as determined by the Board in its sole discretion.

14

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2012 (unaudited) (continued)

5.	Subscription and Repurchase of Members’ Interests (continued)

The Board may, from time to time and in its sole discretion, cause the Master Fund to repurchase Interests from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board. In determining whether the Master Fund should offer to repurchase Interests, the Board considers the recommendation of the Adviser, as well as a variety of other operational, business and economic factors. The Adviser anticipates recommending to the Master Fund’s Board that, under normal circumstances, the Master Fund conduct repurchase offers of no more than 5% of the Master Fund’s net assets quarterly on or about each January 1st, April 1st, July 1st and October 1st. The Master Fund does not intend to distribute to the Members any of the Master Fund’s income, but currently expects to reinvest substantially all income and gains allocable to the Members.

6.	Management Fees, Incentive Allocation, and Fees and Expenses of Managers

The Adviser is responsible for providing day-to-day investment management services to the Master Fund, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Master Fund (the "Investment Management Agreement"). Under the Investment Management Agreement, the Adviser is responsible for developing, implementing and supervising the Master Fund's investment program. In consideration for such services, the Master Fund pays the Adviser a monthly management fee equal to 1/12th of 1.25% (1.25% on an annualized basis) of the greater of (i) the Master Fund’s net asset value and (ii) the Master Fund’s net asset value less cash and cash equivalents plus the total of all commitments made by the Master Fund that have not yet been drawn for investment. In no event will the Investment Management Fee exceed 1.50% as a percentage of the Master Fund’s net asset value.

In addition, at the end of each calendar quarter (and at certain other times), an amount (the “Incentive Allocation”) equal to 10% of the excess, if any, of (i) the allocable share of the net profits of the Master Fund for the relevant period of each Member over (ii) the then balance, if any, of that Member’s Loss Recovery Account (as defined below) will be debited from such Member’s capital account and credited to a capital account of the Adviser (or, to the extent permitted by applicable law, of an affiliate of the Adviser) in the Master Fund (the “Incentive Allocation Account”) maintained solely for the purpose of being allocated the Incentive Allocation and thus, does not participate in the Members’ Equity Allocation.

The Master Fund maintains a memorandum account for each Member (each, a “Loss Recovery Account”). Each Member’s Loss Recovery Account has an initial balance of zero and is (i) increased upon the close of each Allocation Period by the amount of the relevant Member’s allocable share of the net losses of the Master Fund for the Allocation Period, and (ii) decreased (but not below zero) upon the close of such Allocation Period by the amount of such Member’s allocable share of the net profits of the Master Fund for the Allocation Period. The Incentive Allocation is calculated, charged to each Member and credited to the Incentive Allocation Account as of the end of each Allocation Period. The Allocation Period with respect to a Member whose Interest is repurchased or is transferred in part is treated as ending only for the portion of Interests so repurchased or transferred. In addition, only the net profits of the Master Fund, if any, and the balance of the Loss Recovery Account attributable to the portion of the Interest being repurchased or transferred (based on the Member’s capital account amount being so repurchased or transferred) is taken into account in determining the Incentive Allocation for the Allocation Period then ending. The Member’s Loss Recovery Account is not adjusted for such Member’s allocable share of the net losses of the Master Fund, if any, for the Allocation Period then ending that are attributable to the portion of the Interest so repurchased or transferred. For the six month period ended September 30, 2012 an aggregate Incentive Allocation of $2,478,482 was credited to the Incentive Allocation Account.

Each member of the Board who is not an “interested person” of the Master Fund, as defined by the 1940 Act (the “Independent Managers”), receives a fee of $35,000 per year. In addition, the Master Fund pays an additional fee of $10,000 per year to the Chairman of the Board and to the Chairman of the Audit Committee. All Board members are reimbursed by the Master Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

7.	Accounting, Administration, and Custodial Agreement

In consideration for accounting, administrative, and recordkeeping services, the Master Fund pays UMB Fund Services, Inc. (the “Administrator”) a monthly administration fee based on the month-end net asset value of the Master Fund, subject to certain minimums. The Administrator also provides regulatory administrative services, transfer agency functions, and shareholder services at an additional cost. For these services the Administrator receives a fixed monthly fee, based upon average net assets, and a monthly fee based on the number of Member accounts as well as reasonable out of pocket expenses. For the six month period ended September 30, 2012, the total administration fee was $162,563.

15

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2012 (unaudited) (continued)

7.	Accounting, Administration, and Custodial Agreement (continued)

UMB Bank, N.A. serves as custodian of the Master Fund’s assets and provides custodial services for the Master Fund.

8.	Investment Transactions

Total purchases of Private Equity Investments for the six month period ended September 30, 2012 amounted to $130,748,632. Total distribution proceeds from sale, redemption, or other disposition of Private Equity Investments for the six month period ended September 30, 2012 amounted to $23,488,640. The cost of investments in Private Equity Investments for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such Private Equity Investments. The Master Fund relies upon actual and estimated tax information provided by the managers of the Private Equity Investments as to the amounts of taxable income allocated to the Master Fund as of September 30, 2012.

9.	Indemnification

In the normal course of business, the Master Fund enters into contracts that provide general indemnification. The Master Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund under such agreements, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10.	Commitments

As of September 30, 2012, the Master Fund had contributed 65% or $366,743,646 of the total of $560,778,007 of its capital commitments to its Private Equity Investments. With respect to its (i) Direct Investments it had contributed $220,754,508 of $226,875,266 in total commitments, (ii) Secondary Investments it had contributed $130,128,543 of $232,409,136 in total commitments, and (iii) Primary Investments contributed $15,860,595 of $101,493,605 in total commitments, in each case, as of September 30, 2012.

11.	Risk Factors

An investment in the Master Fund involves significant risks, including industry risk, liquidity risk, interest rate risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund invests substantially all of its available capital in Private Equity Investments. These investments are generally restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Master Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Master Fund may have a concentration of investments, as permitted by the Confidential Private Placement Memorandum, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Master Fund. The Master Fund’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Master Fund will be able to realize the value of such investments in a timely manner.

Interests in the Master Fund provide limited liquidity because Members will not be able to redeem Interests on a daily basis due to the fact that the Master Fund is a closed-end fund. Therefore investment in the Master Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Interests and should be viewed as a long-term investment. No guarantee or representation is made that the investment objective will be met.

A further discussion of the risks associated with an investment in the Master Fund is provided in the Confidential Private Placement Memorandum and Statement of Additional Information.

12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Master Fund through November 29, 2012, the date the financial statements were issued, and has determined that the following subsequent events require disclosure in the financial statements. Effective October 1, 2012 and November 1, 2012, there were additional capital contributions to the Master Fund in the amounts of $20,756,506 and $21,704,055, respectively. In addition, the Master Fund received, pending acceptance, tender requests in the amount of $6,385,550, which will be effective as of December 31, 2012.

16

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Other Information (unaudited)

Proxy Voting

The Master Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Master Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling 1-877-748-7209 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

17

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)    The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)    There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)     Not applicable to semi-annual reports.

(a)(2)    Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)    Not applicable.

(b)        Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Partners Group Private Equity, LLC

By (Signature and Title)*
/s/ Scott Higbee
Scott Higbee, President &
Chief Executive Officer
(Principal Executive Officer)

Date	December 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
/s/ Scott Higbee
Scott Higbee, President &
Chief Executive Officer
(Principal Executive Officer)

Date	December 7, 2012

By (Signature and Title)*
/s/ Robert Collins
Robert Collins, Chief Financial Officer
(Principal Financial Officer)

Date	December 7, 2012

* Print the name and title of each signing officer under his or her signature.